Cover Page	Sep. 08, 2026
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	First Citizens BancShares Inc /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16715
Entity Tax Identification Number	56-1528994
Entity Address, Address Line One	4300 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	919
Local Phone Number	716-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000798941
Amendment Flag	false
Common Class A
Title of 12(b) Security	Class A Common Stock, Par Value $1
Trading Symbol	FCNCA
Security Exchange Name	NASDAQ
Series A Preferred Stock
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FCNCP
Security Exchange Name	NASDAQ
Series C Preferred Stock
Title of 12(b) Security	5.625% Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	FCNCO
Security Exchange Name	NASDAQ
Series E Preferred Stock
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.625% Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	FCNCN
Security Exchange Name	NASDAQ